Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Summary of Transactions with Related Parties Who Are Not Members of The Group	uring the year ended September 30, 2023, the Group entered into the following transactions with related parties:

(in USD)	Property lease payments		Sales of assets to the group		Purchase of assets from the group
	2023	2022	2023	2022	2023	2022
Paragon Partners Company Limited	30,549	28,676	—	—	—	—
Zapp Manufacturing Thailand Company Limited	—	—	18,186	—	—	—
Executive officers	—	—	—	—	1,423	—

	Amounts owed by related parties		Amounts owed to related parties
(in USD)	2023	2022	2023	2022
Zapp Manufacturing Thailand Company Limited	—	21,021	—	—
Executive officers	—	38,590	—	340

Summary of Compensation To Directors And Executive Officers

The compensation to Directors and executive officers of the Group for the years ended September 30, 2023 and 2022, comprised the following:

	For the Year Ended September 30,
(in USD)	2023	2022
Short-term employee benefits	1,168,934	630,755
Post-employment benefits	9,332	41,160
Share-based payments	111,703	354,680
	1,289,969	1,026,595